Accounting Policies - Subsidiaries (Details) - MXN ($) $ in Thousands	1 Months Ended			5 Months Ended	12 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2022	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2018
Sky
Consolidated subsidiaries information
Percentage of voting equity interests acquired	41.30%
Broadcasting concessions
Consolidated subsidiaries information
Useful Lives			20 years
Period for grant the authorization to property plant and equipment			30 years
Renewal cost for concession							$ 5,753,349
CVQ
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Empresas Cablevision
Consolidated subsidiaries information
Company's ownership interest					51.50%	51.50%
Bestel
Consolidated subsidiaries information
Company's ownership interest					66.40%	66.40%
Cablemas
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Collectively TVI
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Sky DTH
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Innova Holdings, S. de R.L. de C.V
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Sky
Consolidated subsidiaries information
Company's ownership interest	100.00%	100.00%		58.70%	100.00%	100.00%
Grupo Telesistema
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%
Multimedia Telecom
Consolidated subsidiaries information
Company's ownership interest					100.00%	100.00%